Assets Held for Sale and Discontinued Operations (Details) - Discontinued Operations, Disposed of by Sale - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Total current assets	$ 34,793	$ 23,792
Investments	178
Property and equipment	5,526	6,426
Goodwill and intangible assets	48,292	50,223
Operating lease right-of-use assets	10,448
Other assets	2,029	1,828
Stitcher
Assets
Total assets included in the disposal group	101,266	82,269
Liabilities:
Total current liabilities	10,175	9,447
Other liabilities	12,552	1,344
Total liabilities included in the disposal group	22,727	10,791
Net assets included in the disposal group	$ 78,539	$ 71,478